Employee Benefit Plans - Schedule of Defined Benefit Plan Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Wages and Salaries	$ 5,830	$ 6,214	$ 4,286
Social security contributions	2,612	2,319	1,940
Net service costs	33	38	42
Total	$ 8,475	$ 8,571	$ 6,268